[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08044
MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.

First Quarter Report

March 31, 2007 (unaudited)

Portfolio of Investments

(Showing Percentage of Total Value of Investments)

			Face
			Amount	Value
			(000)	(000)
CORPORATE BONDS AND NOTES (88.8%)
Aerospace (1.4%)
Hexcel Corp.
6.75%, 2/1/15	$		620	$616
K&F Acquisition, Inc.
7.75%, 11/15/14		(a)	570	608
				1,224
Broadcasting (1.2%)
LIN Television Corp.
6.50%, 5/15/13			700	688
Univision Communications, Inc., Class A, PIK
9.75%, 3/15/15		(b)	400	401
				1,089
Cable (5.4%)
Cablecom Luxembourg SCA
9.38%, 4/15/14	EUR	(b)	670	982
Cablevision Systems Corp.
9.87%, 4/1/09	$	(c)	775	825
CCH I LLC
11.00%, 10/1/15			246	257
Echostar DBS Corp.
5.75%, 10/1/08			300	301
6.38%, 10/1/11			75	76
6.63%, 10/1/14		(a)	775	782
Intelsat Bermuda Ltd.
8.87%, 1/15/15		(b)(c)	130	133
Intelsat Subsidiary Holding Co., Ltd.
8.25%, 1/15/13			55	58
8.63%, 1/15/15			545	586
NTL Cable plc
8.75%, 4/15/14			90	94
9.13%, 8/15/16			100	106
PanAmSat Corp.
9.00%, 8/15/14			621	675
				4,875
Chemicals (7.6%)
Berry Plastics Holding Corp.
8.88%, 9/15/14			860	884
Cognis Deutschland GmbH & Co. KG
8.48%, 11/15/13	EUR	(b)(c)	540	732
Equistar Chemicals LP/Equistar Funding Corp.
10.13%, 9/1/08	$	(a)	601	636
10.63%, 5/1/11			145	154
Innophos, Inc.
8.88%, 8/15/14			150	156
Innophos Investments Holdings, Inc. PIK
13.37%, 2/15/15		(c)	179	188
Koppers Holdings, Inc.
Zero Coupon, 11/15/14		(d)	355	300
Koppers, Inc.
9.88%, 10/15/13			250	272

Millennium America, Inc.
9.25%, 6/15/08			438	457
Nalco Co.
7.75%, 11/15/11			345	355
8.88%, 11/15/13			505	539
RBS Global, Inc. & Rexnord Corp.
9.50%, 8/1/14			715	747
Rockwood Specialties Group, Inc.
7.63%, 11/15/14	EUR		150	209
10.63%, 5/15/11	$		405	429
Terra Capital, Inc.
7.00%, 2/1/17		(b)	455	455
Westlake Chemical Corp.
6.63%, 1/15/16			410	402
				6,915
Consumer Products (2.4%)
Jarden Corp.
7.50%, 5/1/17			555	563
Levi Strauss & Co.
10.12%, 4/1/12		(a)(c)	1,230	1,255
Oxford Industries, Inc.
8.88%, 6/1/11			345	359
				2,177
Diversified Media (3.6%)
Advanstar Communications, Inc.
10.75%, 8/15/10			100	109
CanWest Media, Inc.
8.00%, 9/15/12			824	857
Dex Media East LLC/Dex Media East Finance Co.
12.13%, 11/15/12			270	296
Dex Media West LLC/Dex Media West Finance Co.
9.88%, 8/15/13			415	455
Idearc, Inc.
8.00%, 11/15/16		(b)	670	692
Interpublic Group of Cos., Inc.
6.25%, 11/15/14			315	298
Valassis Communications, Inc.
8.25%, 3/1/15		(b)	600	592
				3,299
Energy (11.1%)
Chaparral Energy, Inc.
8.50%, 12/1/15			705	700
8.88%, 2/1/17		(b)	100	101
CHC Helicopter Corp.
7.38%, 5/1/14			960	939
Chesapeake Energy Corp.
7.50%, 9/15/13		(a)	755	793
7.63%, 7/15/13			135	144
CIE Generale de Geophysique
7.50%, 5/15/15			320	331
El Paso Production Holding Co.
7.75%, 6/1/13			665	698
Hanover Compressor Co.
8.63%, 12/15/10			120	127
9.00%, 6/1/14		(a)	450	489
Hanover Equipment Trust
8.75%, 9/1/11			250	261
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/1/15		(b)	955	943
Husky Oil Co.
8.90%, 8/15/28		(a)(c)	855	894

Kinder Morgan, Inc.
6.50%, 9/1/12			680	694
Magnum Hunter Resources, Inc.
9.60%, 3/15/12			231	242
Massey Energy Co.
6.88%, 12/15/13			880	839
OPTI Canada, Inc.
8.25%, 12/15/14		(b)	380	397
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.13%, 6/15/14			450	471
Pogo Producing Co.
6.88%, 10/1/17		(a)	570	559
Sandridge Energy
8.63%, 4/1/15			415	422
				10,044
Financials (1.0%)
Residential Capital Corp.
6.38%, 6/30/10			485	485
6.50%, 4/17/13			405	402
				887
Food & Drug (1.2%)
CA FM Lease Trust
8.50%, 7/15/17		(b)	516	558
Delhaize America, Inc.
8.13%, 4/15/11		(a)	440	483
				1,041
Food & Tobacco (4.1%)
Michael Foods, Inc.
8.00%, 11/15/13			405	413
Pilgrim’s Pride Corp.
7.63%, 5/1/15			495	496
9.63%, 9/15/11			1,415	1,479
Reynolds American, Inc.
6.50%, 7/15/10			440	453
Smithfield Foods, Inc.
7.00%, 8/1/11			615	627
7.63%, 2/15/08			265	269
				3,737
Forest Products (5.5%)
Covalence Specialty Materials Corp.
10.25%, 3/1/16		(b)	405	407
Crown Americas LLC and Crown Americas Capital Corp.
7.63%, 11/15/13			335	346
Crown European Holdings S.A.
6.25%, 9/1/11	EUR		245	339
Georgia-Pacific Corp.
7.13%, 1/15/17	$	(b)	520	524
Graham Packaging Co., Inc.
9.88%, 10/15/14			580	594
Graphic Packaging International Corp.
9.50%, 8/15/13		(a)	670	716
Owens-Brockway Glass Container, Inc.
8.25%, 5/15/13	$	(a)	1,175	1,231
Owens-Illinois, Inc.
7.35%, 5/15/08			360	364
P.H. Glatfelter Co.
7.13%, 5/1/16			145	148
Smurfit Kappa Funding plc
10.13%, 10/1/12	EUR		196	284
				4,953

Gaming & Leisure (5.3%)
Caesar’s Entertainment, Inc.
8.88%, 9/15/08		250	261
Host Marriott LP REIT
7.13%, 11/1/13		450	462
Isle of Capri Casinos, Inc.
7.00%, 3/1/14		885	872
Las Vegas Sands Corp.
6.38%, 2/15/15		520	499
MGM Mirage
6.00%, 10/1/09		1,565	1,575
Station Casinos, Inc.
6.00%, 4/1/12		885	862
7.75%, 8/15/16		225	232
			4,763
Health Care (8.6%)
Community Health Systems, Inc.
6.50%, 12/15/12		905	937
DaVita, Inc.
6.63%, 3/15/13	(a)	1,115	1,121
Fisher Scientific International, Inc.
6.13%, 7/1/15		895	898
Fresenius Medical Care Capital Trust II
7.88%, 2/1/08		935	949
Fresenius Medical Care Capital Trust IV
7.88%, 6/15/11		240	253
HCA, Inc.
5.75%, 3/15/14		200	171
6.25%, 2/15/13		310	283
6.30%, 10/1/12		80	75
8.70%, 2/10/10		265	279
8.75%, 9/1/10		685	720
Ivacare Corp.
9.75%, 2/15/15	(b)	100	101
National Mentor Holdings, Inc.
11.25%, 7/1/14		370	406
Omnicare, Inc.
6.75%, 12/15/13		495	499
Sun Healthcare Group, Inc.
9.13%, 4/15/15	(b)	330	340
Tenet Healthcare Corp.
7.38%, 2/1/13		230	215
9.88%, 7/1/14		225	228
Warner Chilcott Corp.
8.75%, 2/1/15		315	330
			7,805
Housing (1.8%)
Goodman Global Holding Co., Inc.
8.36%, 6/15/12	(c)	122	123
Interface, Inc.
7.30%, 4/1/08	(a)	135	138
9.50%, 2/1/14		535	585
10.38%, 2/1/10		165	183
Nortek, Inc.
8.50%, 9/1/14		655	640
			1,669
Information Technology (3.4%)
Freescale Semiconductor, Inc.
8.88%, 12/15/14	(b)	670	674
Iron Mountain, Inc.
7.75%, 1/15/15		375	384

8.63%, 4/1/13		(a)	595	615
Nortel Networks Corp. (Convertible)
4.25%, 9/1/08			550	546
PGS Solutions, Inc.
9.63%, 2/15/15		(b)	330	334
SunGard Data Systems, Inc.
9.13%, 8/15/13			445	480
				3,033
Manufacturing (1.7%)
Baldor Electric Co.
8.63%, 2/15/17			235	250
JohnsonDiversey, Inc.
9.63%, 5/15/12			511	536
9.63%, 5/15/12	EUR		235	332
Propex Fabrics, Inc.
10.00%, 12/1/12	$		470	412
				1,530
Metals (2.0%)
Foundation PA Coal Co.
7.25%, 8/1/14			170	173
Novelis, Inc.
7.25%, 2/15/15			1,045	1,110
UCAR Finance, Inc.
10.25%, 2/15/12			480	506
				1,789
Retail (1.1%)
Brown Shoe Co., Inc.
8.75%, 5/1/12			415	442
Phillips-Van Heusen Corp.
7.25%, 2/15/11			535	550
				992
Services (2.1%)
Allied Waste North America
5.75%, 2/15/11		(b)	475	465
6.38%, 4/15/11			1,100	1,103
Aramark Corp.
8.50%, 2/1/15		(b)	75	78
8.86%, 2/1/15		(b)(c)	35	36
Aramark Services, Inc.
5.00%, 6/1/12			250	226
				1,908
Telecommunications (2.2%)
Axtel S.A.B. de CV
11.00%, 12/15/13			462	516
Esprit Telecom Group plc
11.50%, 12/15/07	EUR	(e)(f)(h)	665	@—
EXDS, Inc.
11.63%, 7/15/10	$	(e)(f)(h)	1,068	@—
Nordic Telephone Co. Holding ApS
8.88%, 5/1/16		(b)	175	188
Qwest Communications International, Inc.
8.87%, 2/15/09		(c)	515	523
Qwest Corp.
5.63%, 11/15/08			115	116
Rhythms NetConnections, Inc.
13.88%, 5/15/08		(e)(f)(h)	2,591	@—
14.00%, 2/15/10		(e)(f)(h)	1,476	@—
Wind Acquisition Finance S.p.A.
10.75%, 12/1/15		(b)	600	690
				2,033

Transportation (7.6%)
ArvinMeritor, Inc.
8.75%, 3/1/12			620	643
Asbury Automotive Group, Inc.
7.63%, 3/15/17		(b)	235	237
Ford Motor Credit Co.
5.80%, 1/12/09			565	555
7.25%, 10/25/11			610	593
General Motor Acceptance Corp.
4.38%, 12/10/07			585	578
6.88%, 9/15/11			1,310	1,313
General Motors Corp.
7.13%, 7/15/13			245	230
8.38%, 7/15/33			315	284
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12			710	735
Sonic Automotive, Inc.
8.63%, 8/15/13		(a)	1,250	1,306
United Auto Group, Inc.
7.75%, 12/15/16		(b)	425	431
				6,905
Utilities (7.7%)
AES Corp. (The)
8.88%, 2/15/11			59	64
9.00%, 5/15/15		(a)(b)	570	612
9.38%, 9/15/10			88	96
CMS Energy Corp.
7.50%, 1/15/09			1,060	1,093
Colorado Interstate Gas Co.
6.80%, 11/15/15			890	951
Ipalco Enterprises, Inc.
8.38%, 11/14/08			360	373
8.63%, 11/14/11			165	179
Nevada Power Co.
8.25%, 6/1/11			355	392
9.00%, 8/15/13			306	332
Northwest Pipeline Corp.
8.13%, 3/1/10			115	120
NRG Energy, Inc.
7.38%, 1/15/17			470	484
Ormat Funding Corp.
8.25%, 12/30/20		(a)	730	743
PSEG Energy Holdings LLC
8.63%, 2/15/08		(a)	532	545
TDC A/S
6.50%, 4/19/12	EUR		195	272
TXU Energy Co., LLC
7.00%, 3/15/13	$		210	218
Williams Cos., Inc.
7.88%, 9/1/21			455	503
				6,977
Wireless Communications (0.8%)
American Tower Corp.
7.50%, 5/1/12			680	709
TOTAL CORPORATE BONDS AND NOTES
(Cost $82,346)				80,354
GOVERNMENT BONDS (0.4%)
Mexican Bonos
9.50%, 12/18/14
(Cost $357)	MXN		3,510	354

			Shares
COMMON STOCKS (0.0%)
Media (0.0%)
Cyprion Media Network			41,221	3
Telecommunications (0.0%)
SW Acquisition LP		(g)(h)	1	@—
Viatel Holding Bermuda Ltd.		(g)	1,105	@—
XO Holdings, Inc.		(g)	969	5
				5
Utilities (0.0%)
PNM Resources, Inc.			178	6
TOTAL COMMON STOCKS
(Cost $1,954)				14
			No. of
			Warrants
WARRANTS (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10		(g)	1,939	2
XO Holdings, Inc., Series B, expiring 1/16/10		(g)	1,455	1
XO Holdings, Inc., Series C, expiring 1/16/10		(g)	1,455	@—
				3
Utilities (0.0%)
SW Acquisition LP, expiring 4/1/11		(b)(g)(h)	1,677	@—
TOTAL WARRANTS
(Cost $41)				3
			Face
			Amount
			(000)
SHORT-TERM INVESTMENT (10.8%)
Repurchase Agreement (10.8%)
J.P. Morgan Securities, Inc., 5.28%,
dated 3/31/07, due 4/2/07,
repurchase price $9,817 (Cost $9,813)	$	(i)	9,813	9,813
TOTAL INVESTMENTS + (100.0%)
(Cost $94,511)				90,538
LIABILITIES IN EXCESS OF OTHER ASSETS				(11,080)
NET ASSETS				$79,458

(a)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2007.
(b)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rates. The rates shown are those in effect on March 31, 2007.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity date.
(e)	Security is in default.
(f)	Security was valued at fair value — At March 31, 2007, the Fund held fair-valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(g)	Non-income producing.
(h)	Security has been deemed illiquid at March 31, 2007.
(i)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $1,580,364,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank, 0.00% to 7.43%, due 5/7/07 to 3/2/21; Federal Home Loan Bank, 0.00% to 6.42%, due 4/2/07 to 3/9/26; Federal Home Loan Mortgage Corp., 0.00% to 7.00%, due 4/2/07 to 3/15/31; Federal National Mortgage Association, 0.00% to 7.13%, due 4/5/07 to 3/17/31; Tennessee Valley Authority, 4.88%, due 12/15/16, which had a total value of $1,611,974,119. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

@	Value is less than $500.
EUR	Euro
MXN	Mexican Peso
PIK	Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
+

At March 31, 2007, the U.S. Federal income tax cost basis of investments was approximately $94,511,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $3,973,000 of which $2,465,000 related to appreciated securities and $6,438,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
EUR	75	$100	4/30/07	USD	98	$98	$(2)
EUR	461	617	4/30/07	USD	601	601	(16)
EUR	884	1,182	4/30/07	USD	1,152	1,152	(30)
EUR	893	1,194	4/30/07	USD	1,163	1,163	(31)
		$3,093				$3,014	$(79)

EUR   — Euro

USD   — United States Dollar

At March 31, 2007, the Fund had a reverse repurchase agreement outstanding with UBS Warburg as follows:

Maturity in
less than
UBS Warburg Agreement	365 Days
Value of Securities Subject to Repurchase	$9,903,257
Liability Under Reverse Repurchase Agreement	$9,903,257
Weighted Average Days to Maturity	50.50

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	5/22/07

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	5/22/07